Balance Sheets - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Current Assets:
Cash	$ 7,428	$ 14,480	$ 24,033
Prepaid expense	3,208	417	2,417
Inventory	4,689	4,702	4,750
Total current assets	15,325	19,599	31,200
Property, Plant and Equipment, net	252	631	1,388
Other Assets:
Patents, net	5,204	5,408	4,874
Total Assets	20,781	25,638	37,462
Current Liabilities:
Accrued Interest	95	0
Line of credit - related party	12,750	0
Total Liabilities	12,845	0
Stockholders' Equity:
Preferred Stock, Value	0	0	0
Common Stock, Value	5,286	5,286	5,286
Additional paid-in capital	99,731	99,731	99,731
Treasury stock (1,429 and 0 shares, respectively)	(500)	0
Accumulated deficit	(96,581)	(79,379)	(67,555)
Total Stockholders' Equity	7,936	25,638	37,462
Total Liabilities and Stockholders' Equity	$ 20,781	$ 25,638	$ 37,462